Stockholders’ Equity (Details) - Schedule of option outstanding and option exercisable	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule Of Option Outstanding And Option Exercisable Abstract
Option Outstanding, Exercise price | $ / shares	$ 4.05
Option Outstanding, Number Outstanding | shares	4,408,267
Option Outstanding, Weighted Average Remaining Contractual Life (in years)	4 years 3 months 14 days
Option Exercisable, Weighted Average Exercise Price | $ / shares	$ 4.19
Option Exercisable, Number Exercisable | shares	3,061,767
Option Exercisable, Weighted Average Remaining Contractual Life (in years)	4 years 25 days